Securities (Summary of Unrealized Gains and Losses) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Fair value	$ 93,897	$ 69,865
Securities at fair value through other comprehensive income [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	93,985	70,231
Gross unrealized gains	417	307
Gross unrealized (losses)	(735)	(1,094)
Fair value	93,667	69,444
Securities at fair value through other comprehensive income [member] | Debt securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	89,543	66,474
Gross unrealized gains	212	211
Gross unrealized (losses)	(503)	(754)
Fair value	89,252	65,931
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	78,727	53,382
Gross unrealized gains	134	168
Gross unrealized (losses)	(439)	(623)
Fair value	78,422	52,927
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government federal debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	18,281	18,335
Gross unrealized gains	17	45
Gross unrealized (losses)	(159)	(170)
Fair value	18,139	18,210
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	21,263	19,953
Gross unrealized gains	77	105
Gross unrealized (losses)	(70)	(118)
Fair value	21,270	19,940
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	35,371	11,260
Gross unrealized gains	22	17
Gross unrealized (losses)	(196)	(275)
Fair value	35,197	11,002
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	1,687	1,521
Gross unrealized gains	1	1
Gross unrealized (losses)	(9)	(24)
Fair value	1,679	1,498
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Mortgage-backed securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	2,125	2,313
Gross unrealized gains	17	0
Gross unrealized (losses)	(5)	(36)
Fair value	2,137	2,277
Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	10,816	13,092
Gross unrealized gains	78	43
Gross unrealized (losses)	(64)	(131)
Fair value	10,830	13,004
Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset-backed financings [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	1,397	4,146
Gross unrealized gains	1	0
Gross unrealized (losses)	(14)	(32)
Fair value	1,384	4,114
Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	9,419	8,946
Gross unrealized gains	77	43
Gross unrealized (losses)	(50)	(99)
Fair value	9,446	8,890
Securities at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	4,442	3,757
Gross unrealized gains	205	96
Gross unrealized (losses)	(232)	(340)
Fair value	4,415	3,513
Securities at fair value through other comprehensive income [member] | Equity securities [member] | Common shares [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	3,810	3,191
Gross unrealized gains	176	95
Gross unrealized (losses)	(72)	(116)
Fair value	3,914	3,170
Securities at fair value through other comprehensive income [member] | Equity securities [member] | Preference shares [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	632	566
Gross unrealized gains	29	1
Gross unrealized (losses)	(160)	(224)
Fair value	$ 501	$ 343